Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Property, equipment and software, net
Total		¥ 115,885			¥ 138,922
Less: Accumulated depreciation		(59,840)			(85,320)
Net book value		56,045		$ 7,720	53,602
Depreciation expenses	¥ 29,292	29,814	¥ 18,530
Electronic equipment
Property, equipment and software, net
Total		34,802			41,535
Leasehold improvements
Property, equipment and software, net
Total		35,741			32,731
Servers
Property, equipment and software, net
Total		18,057			36,135
Office furniture, vehicles and logistics equipment
Property, equipment and software, net
Total		19,307			19,612
Software
Property, equipment and software, net
Total		¥ 7,978			¥ 8,909